Related Party Transactions - Schedule of Compensation Paid to Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 38	€ 31	€ 32
Post-employment benefits	9	8	9
Share-based payment	33	15	22
Total recognized in profit or loss	€ 80	€ 54	€ 63